CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net (loss) income	$ (204,504,328)	$ 17,017,928
Adjustments to reconcile net (loss) income to net cash flows from operating activities:
Bad debt expense	85,502
Investment earnings in joint venture	(245,808)
Depreciation	93,942	86,829
Gain on sale of property and equipment	(56,543)
Amortization of deferred financing costs	120,988	85,782
Stock compensation expense	4,499,156	1,268,222
Amortization of operating lease right-of-use assets	204,138	133,064
Change in fair value of contingent earnout liability	203,418,892
Change in fair value of warrant liabilities	2,723,333
Change in fair value of equity incentive plan	922,263
Net change in operating assets and liabilities:
Accounts receivable	197,768	(1,392,182)
Related party receivable	1,251,423
Inventories	30,062,060	(8,418,953)
Lot purchase agreement deposits	(1,787,241)	(121,691)
Prepaid expenses and other assets	(10,027)	850,943
Deferred tax asset	(2,021,265)
Accounts payable	(11,443,196)	2,209,396
Operating lease liabilities	(204,138)	(133,064)
Due to related parties	59,825
Other accrued expenses and liabilities	(314,908)	(1,078,591)
Net cash flows provided by operating activities	23,051,836	10,507,683
Cash flows from investing activities:
Purchases of property and equipment	(59,229)	(19,295)
Proceeds from the sale of property and equipment	66,100
Capital contribution in joint venture		(49,000)
Net cash flows provided by (used in) investing activities	6,871	(68,295)
Cash flows from financing activities:
Proceeds from homebuilding debt	40,000,000	20,000,000
Repayments of homebuilding debt	(40,579,214)	(22,226,052)
Proceeds from other affiliate debt	136,773	2,154,624
Repayments on equipment financing		(5,877)
Payment of deferred financing costs	(469,585)
Distributions and net transfer to shareholders and other affiliates	(17,896,302)	(25,390,972)
Proceeds from convertible note, net of transaction costs	71,500,000
Proceeds from PIPE investment and lock up	4,720,427
Proceeds from Business Combination, net of SPAC transaction costs	30,336,068
Payment of transaction costs	(12,134,293)
Net cash flows provided by (used in) financing activities	75,613,874	(25,468,277)
Net change in cash and cash equivalents	98,672,581	(15,028,889)
Cash and cash equivalents, beginning of year	12,238,835	51,504,887
Cash and cash equivalents, end of year	110,911,416	36,475,998
Supplemental cash flow information:
Cash paid for interest	2,315,023	846,181
Non-cash investing and financing activities:
Additions of right-of-use lease assets and liabilities		1,149,832
Acquisition of developed lots from related parties in settlement of due from Other Affiliates		4,624,810
Promissory note issued in exchange for sale of fixed assets	665,020
Settlement of co-obligor debt to other affiliates	8,340,545
Release of guarantor from GSH to shareholder	2,841,034
Noncash distribution to owner's of Other Affiliates		12,671,122
Earnest money receivable from Other Affiliates	2,521,626
Recognition of previously capitalized deferred transaction costs	2,932,426
Modification to existing lease	40,078
Recognition of derivative liability related to earnout	242,211,404
Recognition of derivative liability related to equity incentive plan	1,189,685
Recognition of warrant liability upon Business Combination	1,531,000
Forfeiture of private placement warrants upon Business Combination	(890,001)
Issuance of common stock upon the reverse recapitalization	39,933,707
Recognition of deferred tax asset upon Business Combination	1,870,310
Recognition of income tax payable upon Business Combination	701,871
Recognition of assumed assets and liabilities upon Business Combination, net	3,588,110
Total non-cash activities	$ 320,147,937	$ 5,774,642